PIA HIGH YIELD (MACS) FUND
Schedule of Investments - February 28, 2023 (Unaudited)

Principal Amount/Shares			Value
	COMMON STOCKS	0.2%
	Building Materials	0.2%
2,996	Northwest Hardwoods (d) (e)		$239,680
	Total Common Stocks (cost $137,017)		239,680

	CORPORATE BONDS	92.2%
	Advertising Sales	0.6%
	Outfront Media Capital LLC / Outfront Media Capital Corp.
$925,000	4.25%, due 1/15/29 (b)		761,645
	Aerospace/Defense	1.7%
	F-Brasile SpA / F-Brasile US LLC
1,775,000	7.375%, due 8/15/26 (b)		1,452,855
	Triumph Group, Inc.
750,000	9.00%, due 3/15/28 (b)		750,000
			2,202,855
	Appliances	0.8%
	WASH Multifamily Acquisition, Inc.
1,185,000	5.75%, due 4/15/26 (b)		1,103,573
	Auto Manufacturers	1.2%
	PM General Purchaser LLC
1,750,000	9.50%, due 10/1/28 (b)		1,600,191
	Auto Parts & Equipment	1.9%
	Dealer Tire LLC / DT Issuer LLC
1,381,000	8.00%, due 2/1/28 (b)		1,255,301
	Dornoch Debt Merger Sub, Inc.
1,650,000	6.625%, due 10/15/29 (b)		1,245,915
			2,501,216
	Building - Heavy Construction	1.4%
	Railworks Holdings LP / Railworks Rally, Inc.
1,885,000	8.25%, due 11/15/28 (b)		1,765,491
	Building & Construction	1.1%
	Brundage-Bone Concrete Pumping Holdings, Inc.
1,550,000	6.00%, due 2/1/26 (b)		1,442,672
	Building Materials	5.0%
	APi Group DE, Inc.
1,285,000	4.125%, due 7/15/29 (b)		1,106,198
	Eco Material Technologies, Inc.
1,525,000	7.875%, due 1/31/27 (b)		1,456,821
	MIWD Holdco II LLC / MIWD Finance Corp.
1,475,000	5.50%, due 2/1/30 (b)		1,199,490
	New Enterprise Stone & Lime Co, Inc.
1,400,000	5.25%, due 7/15/28 (b)		1,281,202
	SRM Escrow Issuer LLC
1,650,000	6.00%, due 11/1/28 (b)		1,466,297
			6,510,008
	Chemicals	1.0%
	Diamond BC BV
1,650,000	4.625%, due 10/1/29 (b)		1,352,836
	Chemicals - Diversified	3.0%
	Iris Holdings, Inc.
1,550,000	8.750% Cash or 9.50% PIK, due 2/15/26 (b) (c)		1,410,895
	Polar US Borrower LLC / Schenectady International Group, Inc.
2,025,000	6.75%, due 5/15/26 (b)		951,231
	SCIH Salt Holdings, Inc.
1,000,000	4.875%, due 5/1/28 (b)		865,600
765,000	6.625%, due 5/1/29 (b)		621,963
			3,849,689
	Chemicals - Plastics	1.1%
	Neon Holdings, Inc.
1,650,000	10.125%, due 4/1/26 (b)		1,482,674
	Chemicals - Specialty	4.0%
	Herens Holdco Sarl
1,500,000	4.75%, due 5/15/28 (b)		1,220,872
	SCIL IV LLC / SCIL USA Holdings LLC
1,450,000	5.375%, due 11/1/26 (b)		1,304,768
	SK Invictus Intermediate II Sarl
1,550,000	5.00%, due 10/30/29 (b)		1,234,932
	Unifrax Escrow Issuer Corp.
1,825,000	5.25%, due 9/30/28 (b)		1,417,890
			5,178,462
	Commercial Services	4.3%
	Alta Equipment Group, Inc.
1,550,000	5.625%, due 4/15/26 (b)		1,451,672
	CPI Acquisition, Inc.
1,404,000	8.625%, due 3/15/26 (b)		1,375,617
	NESCO Holdings II, Inc.
1,500,000	5.50%, due 4/15/29 (b)		1,338,420
	StoneMor, Inc.
1,970,000	8.50%, due 5/15/29 (b)		1,425,758
			5,591,467
	Consumer Services	1.1%
	Cimpress Plc
1,925,000	7.00%, due 6/15/26		1,428,928
	Containers - Paper/Plastic	0.9%
	LABL, Inc.
1,350,000	5.875%, due 11/1/28 (b)		1,171,969
	Containers and Packaging	0.6%
	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
950,000	4.375%, due 10/15/28 (b)		815,065
	Diversified Financial Services	1.1%
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
1,675,000	6.375%, due 2/1/30 (b)		1,468,414
	Diversified Manufacturing	0.5%
	FXI Holdings, Inc.
795,000	12.25%, due 11/15/26 (b)		698,134
	Engineering & Construction	3.2%
	Arcosa, Inc.
1,600,000	4.375%, due 4/15/29 (b)		1,399,524
	Brand Energy & Infrastructure Services, Inc.
1,450,000	8.50%, due 7/15/25 (b)		1,214,817
	Promontoria Holding 264 BV
1,550,000	7.875%, due 3/1/27 (b)		1,492,613
			4,106,954
	Enterprise Software & Services	2.0%
	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
1,625,000	4.625%, due 5/1/28 (b)		1,320,180
	Rocket Software, Inc.
1,600,000	6.50%, due 2/15/29 (b)		1,311,329
			2,631,509
	Entertainment	2.6%
	Everi Holdings, Inc.
650,000	5.00%, due 7/15/29 (b)		572,083
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
1,975,000	5.875%, due 9/1/31 (b)		1,418,554
	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
1,500,000	6.625%, due 3/1/30 (b)		1,321,369
			3,312,006
	Finance - Commercial	1.2%
	Burford Capital Global Finance LLC
700,000	6.25%, due 4/15/28 (b)		613,255
1,050,000	6.875%, due 4/15/30 (b)		907,095
			1,520,350
	Financial Services	1.1%
	Arrow Bidco LLC
1,391,000	9.50%, due 3/15/24 (b)		1,390,498
	Food - Misc/Diversified	1.0%
	B&G Foods, Inc.
1,400,000	5.25%, due 4/1/25		1,261,895
	Food and Beverage	0.7%
	H-Food Holdings LLC / Hearthside Finance Co, Inc.
1,400,000	8.50%, due 6/1/26 (b)		869,463
	Food Service	1.3%
	TKC Holdings, Inc.
600,000	6.875%, due 5/15/28 (b)		491,280
1,850,000	10.50%, due 5/15/29 (b)		1,135,326
			1,626,606
	Forest and Paper Products Manufacturing	1.2%
	Mativ, Inc.
1,710,000	6.875%, due 10/1/26 (b)		1,577,355
	Healthcare - Services	2.6%
	Akumin Escrow, Inc.
1,550,000	7.50%, due 8/1/28 (b)		1,086,674
	Hadrian Merger Sub, Inc.
1,300,000	8.50%, due 5/1/26 (b)		1,068,457
	ModivCare Escrow Issuer, Inc.
1,450,000	5.00%, due 10/1/29 (b)		1,228,237
			3,383,368
	Household Products/Warehouse	0.9%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
1,250,000	5.00%, due 12/31/26 (b)		1,132,878
	Internet	1.3%
	Getty Images, Inc.
1,743,000	9.75%, due 3/1/27 (b)		1,733,623
	Machinery - Diversified	1.2%
	Husky III Holding Ltd.
700,000	13.00% Cash or 13.75% PIK, due 2/15/25 (b) (c)		645,750
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
950,000	7.75%, due 4/15/26 (b)		865,844
			1,511,594
	Machinery - Farm	0.8%
	OT Merger Corp.
1,651,000	7.875%, due 10/15/29 (b)		992,994
	Machinery - Thermal Process	0.9%
	GrafTech Finance, Inc.
1,510,000	4.625%, due 12/15/28 (b)		1,234,538
	Machinery Manufacturing	1.4%
	JPW Industries Holding Corp.
1,825,000	9.00%, due 10/1/24 (b)		1,571,343
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (d)		199,500
			1,770,843
	Manufactured Goods	1.6%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)		744,880
	Park-Ohio Industries, Inc.
1,795,000	6.625%, due 4/15/27		1,370,185
			2,115,065
	Media	1.2%
	Univision Communications, Inc.
1,375,000	4.50%, due 5/1/29 (b)		1,160,964
350,000	7.375%, due 6/30/30 (b)		332,303
			1,493,267
	Metals and Mining	2.0%
	SunCoke Energy, Inc.
1,525,000	4.875%, due 6/30/29 (b)		1,294,851
	TMS International Corp.
1,700,000	6.25%, due 4/15/29 (b)		1,337,002
			2,631,853
	Office Automation & Equipment	2.1%
	Pitney Bowes, Inc.
1,650,000	6.875%, due 3/15/27 (b)		1,380,118
	Xerox Holdings Corp.
1,650,000	5.50%, due 8/15/28 (b)		1,387,732
			2,767,850
	Oil and Gas Drilling	0.5%
	Ensign Drilling, Inc.
700,000	9.25%, due 4/15/24 (b)		680,174
	Oil and Gas Services	4.9%
	Archrock Partners LP / Archrock Partners Finance Corp.
650,000	6.875%, due 4/1/27 (b)		631,202
	CSI Compressco LP / CSI Compressco Finance, Inc.
1,675,000	7.50%, due 4/1/25 (b)		1,551,695
	Enerflex Ltd.
1,400,000	9.00%, due 10/15/27 (b)		1,382,976
	USA Compression Partners LP/USA Compression Finance Corp.
985,000	6.875%, due 4/1/26		949,182
250,000	6.875%, due 9/1/27		237,035
	Welltec International ApS
1,600,000	8.25%, due 10/15/26 (b)		1,609,560
			6,361,650
	Paper	2.0%
	Clearwater Paper Corp.
1,550,000	4.75%, due 8/15/28 (b)		1,360,565
	Mercer International, Inc.
1,500,000	5.125%, due 2/1/29		1,233,473
			2,594,038
	Pipelines	8.9%
	Genesis Energy LP / Genesis Energy Finance Corp.
175,000	8.00%, due 1/15/27		171,107
1,450,000	7.75%, due 2/1/28		1,388,695
	Global Partners LP / GLP Finance Corp.
350,000	7.00%, due 8/1/27		334,584
1,175,000	6.875%, due 1/15/29		1,087,980
	ITT Holdings LLC
1,764,000	6.50%, due 8/1/29 (b)		1,452,363
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
1,400,000	11.50%, due 2/15/28 (b)		1,382,927
	NGL Energy Operating LLC / NGL Energy Finance Corp.
1,675,000	7.50%, due 2/1/26 (b)		1,601,318
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
1,475,000	5.75%, due 4/15/25		1,273,928
1,375,000	8.50%, due 10/15/26 (b)		1,307,176
	TransMontaigne Partners LP/TLP Finance Corp.
1,736,000	6.125%, due 2/15/26		1,479,097
			11,479,175
	Publishing and Broadcasting	1.1%
	Salem Media Group, Inc.
1,385,000	6.75%, due 6/1/24 (b)		1,384,391
	Radio	3.4%
	Audacy Capital Corp.
1,400,000	6.75%, due 3/31/29 (b)		201,621
	Beasley Mezzanine Holdings LLC
2,050,000	8.625%, due 2/1/26 (b)		1,370,938
	Spanish Broadcasting System, Inc.
2,000,000	9.75%, due 3/1/26 (b)		1,482,019
	Urban One, Inc.
1,537,000	7.375%, due 2/1/28 (b)		1,373,456
			4,428,034
	REITs - Storage	0.9%
	Iron Mountain, Inc.
250,000	5.00%, due 7/15/28 (b)		226,830
1,000,000	5.25%, due 7/15/30 (b)		873,140
			1,099,970
	Rental Auto/Equipment	1.0%
	PROG Holdings, Inc.
1,500,000	6.00%, due 11/15/29 (b)		1,277,123
	Retail - Office Supplies	1.3%
	Staples, Inc.
1,035,000	7.50%, due 4/15/26 (b)		922,309
900,000	10.75%, due 4/15/27 (b)		690,215
			1,612,524
	Retail - Propane Distribution	1.1%
	Ferrellgas LP / Ferrellgas Finance Corp.
1,725,000	5.875%, due 4/1/29 (b)		1,408,437
	Tobacco Manufacturing	0.9%
	Vector Group Ltd.
1,375,000	5.75%, due 2/1/29 (b)		1,189,535
	Transport - Air Freight	1.2%
	Rand Parent LLC
1,600,000	8.50%, due 2/15/30 (b)		1,539,832
	Transportation Services	2.2%
	Bristow Group, Inc.
1,500,000	6.875%, due 3/1/28 (b)		1,413,405
	First Student Bidco, Inc. / First Transit Parent, Inc.
1,600,000	4.00%, due 7/31/29 (b)		1,369,032
			2,782,437
	Water	1.2%
	Solaris Midstream Holdings LLC
1,500,000	7.625%, due 4/1/26 (b)		1,482,883
	Total Corporate Bonds (cost $136,226,033)		119,310,001

	MONEY MARKET FUND	6.0%
7,812,597	Fidelity Institutional Money Market Government Portfolio - Class I, 4.46% (a)		7,812,597
	Total Money Market Fund (cost $7,812,597)		7,812,597

	Total Investments (cost $144,175,647)	98.4%	127,362,278
	Other Assets less Liabilities	1.6%	2,005,775
	TOTAL NET ASSETS	100.0%	$129,368,053

(a)	Rate shown is the 7-day annualized yield as of February 28, 2023.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2023, the value of these investments was $107,093,912 or 82.78% of total net assets.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Fund's valuation designee. Value determined using significant unobservable inputs. As of
	February 28, 2023, the total value of fair valued securities was $439,180 or 0.34% of
	total net assets.
(e)	Non-income producing security.

PIA High Yield (MACS) Fund
Summary of Fair Value Disclosure at February 28, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2023:

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$239,680	$239,680
Fixed Income
Corporate Bonds	-	119,110,501	199,500	119,310,001
Total Fixed Income	-	119,110,501	199,500	119,310,001
Money Market Fund	7,812,597	-	-	7,812,597
Total Investments	$7,812,597	$119,110,501	$439,180	$127,362,278

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure
	Investments in Securities, at Value
	Common Stock	Corporate Bonds
Balance as of November 30, 2022	$239,680	$199,500
Accrued discounts/premiums	-	1,277
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	-	(1,277)
Purchases	-	-
Sales	-	-
Transfers in and/or out of Level 3	-	-
Balance as of February 28, 2023	$239,680	$199,500

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at Februray 28, 2023, and still classified as Level 3 was $(1,277).